Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 166,500,000.00
Total Fee Amount	14,485.50
Total Offset Amount	0.00
Net Fee	$ 14,485.50
Offering Table N/A
Offset Table N/A	N/A